Basis of Presentation (Narrative) (Details)	6 Months Ended
Jul. 31, 2015 USD ($)
Basis Of Presentation 1	$ 15,286,700
Basis Of Presentation 2	$ 15,476,300
Basis Of Presentation 3	18.00%